GROUP STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GROUP STATEMENT OF COMPREHENSIVE INCOME
Revenues	$ 47,017	$ 50,558	$ 58,583
Power and hosting costs	(32,887)	(35,964)	(26,759)
Power Credits	1,498	7,163
Depreciation - mining hardware	(14,171)	(18,656)	(20,469)
Gross profit (loss)	1,457	3,101	11,355
Operating Costs	(12,536)	(18,949)	(34,057)
(Loss)/Gain on hedging	(487)		2,097
Share based payment charge	(3,759)	(3,892)	(6,096)
Operating loss	(15,325)	(19,740)	(26,701)
Gain/(loss) on sale of investments and subsidiaries	(842)	36	(55,418)
Write off of investment		(2,236)
Loss on disposal of fixed assets	(429)		(23,228)
Investment fair value movement			(406)
Finance costs	(6,810)	(11,556)	(22,661)
Other income	708	346	3,726
Impairment of tangible fixed assets	(31,498)	(855)	(55,838)
Gain/(Loss) on disposal of intangible assets	(98)	1,166	(53,833)
Impairment of intangible assets	(468)	(1,082)	(5,300)
Equity accounted loss from associate		(716)	(6,027)
Revaluation of contingent consideration			4,994
Loss before taxation	(54,762)	(34,637)	(240,692)
Tax recovery (expense)	(340)		11,731
Loss after taxation	(55,102)	(34,637)	(228,961)
Other comprehensive income
Currency translation reserve	(241)	(1,175)	(20,639)
Equity accounted OCI from associate			(8,744)
Fair value reserve			(551)
Total other comprehensive loss	(241)	(1,175)	(29,934)
Total comprehensive loss attributable to the equity holders of the Company	$ (55,343)	$ (35,812)	$ (258,895)
Loss per share attributable to equity owners (cents)
Basic loss per share	$ (0.09)	$ (0.07)	$ (0.48)
Diluted loss per share	$ (0.09)	$ (0.07)	$ (0.48)